FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	$ 45,180	$ 44,392
Liabilities	(14,434)	$ (14,565)
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	4,181
Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	3,743
Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	250
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Liabilities	(35)
Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	153
Level 1 of fair value hierarchy [member] | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	3,993
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	3,743
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	250
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Liabilities	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	188
Significant other observable inputs (Level 2) | Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Liabilities	(35)
Significant other observable inputs (Level 2) | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	153
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Liabilities	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	$ 0